STOCK BASED COMPENSATION	3 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 18 - STOCK BASED COMPENSATION

On January 8, 2013, the shareholders of Poage Bankshares, Inc. approved the Poage Bankshares, Inc. 2013 Equity Incentive Plan (the "Plan") for employees and directors of the Company. The Plan authorizes the issuance of up to 472,132 shares of the Company's common stock, with no more than 134,895 of shares as restricted stock awards and 337,237 as stock options, either incentive stock options or non-qualified stock options. The exercise price of options granted under the Plan may not be less than the fair value on the date the stock option is granted. The compensation committee of the board of directors has sole discretion to determine the amount and to whom equity incentive awards are granted.

On April 16, 2013, the compensation committee of the board of directors approved the issuance of 134,895 shares of restricted stock to its directors and officers. In addition, on May 10, 2013, the compensation committee of the board of directors approved the issuance of 290,000 stock options to its directors and officers. All stock options and restricted stock awards vest ratably over five years. Stock options expire ten years after issuance. Apart from the vesting schedule for both stock options and restricted stock, there are no performance-based conditions or any other material conditions applicable to the awards issued.

The following table summarizes stock option activity for the three months ended December 31, 2013 and, the year ended September 30, 2013:

		Exercise
	Options	Price
Outstanding - October 1, 2012	-	-
Granted	290,000	$15.00
Exercised	-	-
Forfeited	-	-
Outstanding - September 30, 2013	290,000	$15.00
Granted	10,000	$14.86
Exercised	-	-
Forfeited	-	-
Outstanding - December 31, 2013	300,000	$14.86 - $15.00

Fully vested and exercisable at December 31, 2013	-	-
Fully vested and exercisable at September 30, 2013	-	-
Expected to vest in future periods	300,000	-

The fair value for each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model that uses the following assumptions. The Company uses the U.S. Treasury yield curve in effect at the time of the grant to determine the risk-free interest rate. The expected dividend yield is estimated using the projected annual dividend level and recent stock price of the Company's common stock at the date of grant. Expected stock volatility is based on historical volatilities of the Company's common stock. The expected term of the options is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.

The weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of options granted was as follows:

	Three months ended	Year ended
	December 31, 2013	September 30, 2012

Risk-free interest rate	2.34%	1.31%
Expected dividend yield	1.08%	1.06%
Expected stock volatility	12.59	12.94
Expected life (years)	7	7
Weighted average fair value of options granted	$2.39	$2.00

Stock options are assumed to be earned ratably over their respective vesting periods and charged to compensation expense based upon their grant date fair value and the number of options assumed to be earned. No options were earned during the three months ended December 31, 2013 or the year ended September 30, 2013. Stock-based compensation expense for stock options for the three months ended December 31, 2013 was $31,000 and, the year ended September 30, 2013 was $43,000. Total unrecognized compensation cost related to non-vested stock options was $535,000 at December 31, 2013 and, $537,000 at September 30, 2013 and is expected to be recognized over a period of 57 months.

The following table summarizes non-vested restricted stock activity for the three months ended December 31, 2013 and, the year-end September 30, 2013:

Balance - October 1, 2012	-
Granted	134,895
Forfeited	(1,347)
Vested	-
Balance - September 30, 2013	133,548
Granted	1,347
Forfeited	-
Vested	-
Balance - December 31, 2013	134,895

The fair value of the restricted stock awards is amortized to compensation expense over the vesting period (generally five years) and is based on the market price of the Company's common stock at the date of grant multiplied by the number of shares granted that are expected to vest. The weighted-average grant date fair value of restricted stock granted during the three months ended December 31, 2013 was $15.10 per share or $20,000 and for the year ended September 30, 2013 it was $15.10 per share or $2,037,000. Stock-based compensation expense for restricted stock included in salaries and benefits for the three months ended December 31, 2013 was $100,000 and $185,000 for the year ended September 30, 2013. Unrecognized compensation expense for non-vested restricted stock awards was $1,751,000 at December 31, 2013 and $1,832,000 at September 30, 2013 and is expected to be recognized over a weighted-average period of 58 months.

NOTE 9 – STOCK BASED COMPENSATION

On January 8, 2013, the shareholders of Poage Bankshares, Inc. approved the Poage Bankshares, Inc. 2013 Equity Incentive Plan (the “Plan”) for employees and directors of the Company. The Plan authorizes the issuance of up to 472,132 shares of the Company’s common stock, with no more than 134,895 of shares as restricted stock awards and 337,237 as stock options, either incentive stock options or non-qualified stock options. The exercise price of options granted under the Plan may not be less than the fair market value on the date the stock option is granted. The compensation committee of the board of directors has sole discretion to determine the amount and to whom equity incentive awards are granted.

On April 16, 2013, the compensation committee of the board of directors approved the issuance of 134,895 shares of restricted stock to its directors and officers. In addition, on May 10, 2013, the compensation committee of the board of directors approved the issuance of 300,000 stock options to its directors and officers. An additional 20,000 stock options were issued on March 19, 2014 as a result of the acquisition of Town Square Financial Corporation by Poage Bankshares, Inc. All stock options and restricted stock awards vest ratably over five years. Stock options expire ten years after issuance. Apart from the vesting schedule for both stock options and restricted stock, there are no performance-based conditions or any other material conditions applicable to the awards issued.

The following table summarizes stock option activity for the nine months ended September 30, 2014:

		Weighted Average
	Options	Exercise Price
Outstanding - December 31, 2013	300,000	$15.00
Granted	20,000	$14.07
Exercised	-	-
Forfeited	(20,500)	$15.00
Outstanding - September 30, 2014	299,500	$14.94

Fully vested and exercisable at September 30, 2014	57,950
Fully vested and exercisable at December 31, 2013	-
Expected to vest in future periods	241,550

The fair value for each option grant is estimated on the date of grant using the Black-Scholes-Merton option pricing model that uses the following assumptions. The Company uses the U.S. Treasury yield curve in effect at the time of the grant to determine the risk-free interest rate. The expected dividend yield is estimated using the projected annual dividend level and recent stock price of the Company’s common stock at the date of grant. Expected stock volatility is based on historical volatilities of the Company’s common stock. The expected term of the options is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.

The weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of options granted was as follows:

Nine months ended
September 30, 2014

Risk-free interest rate	2.16%
Expected dividend yield	1.42%
Expected stock volatility	11.97
Expected life (years)	7
Weighted average fair value of options granted	$1.91

Stock options are assumed to be earned ratably over their respective vesting periods and charged to compensation expense based upon their grant date fair value and the number of options assumed to be earned. 57,950 options vested during the nine months ended September 30, 2014. Stock-based compensation expense for stock options included in salaries and benefits for the three and nine months ended September 30, 2014 was $32,000 and $94,000, respectively. Stock-based compensation expense for vested and non-vested stock options for the three and nine months ended September 30, 2013 was $30,000 and $43,000, respectively. Total unrecognized compensation cost related to vested and non-vested stock options was $434,000 at September 30, 2014 and $535,000 at December 31, 2013 and is expected to be recognized over a period of 4-5 years.

The following table summarizes non-vested restricted stock activity for the nine months ended September 30, 2014:

Balance - December 31, 2013	134,895
Granted	-
Forfeited	-
Vested	(34,271)
Balance - September 30, 2014	100,624

The fair value of the restricted stock awards is amortized to compensation expense over the vesting period (generally five years) and is based on the market price of the Company’s common stock at the date of the grant multiplied by the number of shares granted that are expected to vest. Stock-based compensation expense for the restricted stock included in salaries and benefits for the three and nine months ended September 30, 2014 was $102,000 and $305,000, respectively. Stock-based compensation expense for the vested and non-vested restricted stock for the three and nine months ended September 30, 2013 was $84,000 and $84,000, respectively. Unrecognized compensation expense for vested and non-vested restricted stock awards was $1,445,000 at September 30, 2014 and is expected to be recognized over a weighted-average period of 4-4.5 years.